Income Taxes: (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 26, 2020
Schedule of components of provision for loss before income taxes

For the period
from March 13,
2018 (inception)
	Year ended December 31,		through
	2020	2019	December 31, 2018
Current income taxes	$—	$—	$—
Deferred income taxes	—	—	—
Income tax expense (benefit)	$—	$—	$—

Schedule of significant components of the our deferred income tax assets and liabilities

	Year ended December 31,
	2020	2019
Deferred tax asset:
Net operating loss carryforward	$32,400	$—
Total deferred tax asset	$32,400	$—
Valuation allowance	(32,400)	—
Deferred tax asset, net of current allowance	$—	$—

Schedule of reconciliation of the federal statutory tax rate to our effective tax rate applicable to continuing operations

			For the period from
			March 13, 2018
	Year ended December 31,		(inception) through
	2020	2019	December 31, 2018
Income tax benefit at statutory rate (21.0%)	$(6,066,983)	$—	$—
Change in fair value of warrant liability	5,814,900	—	—
Offering costs	219,683	—	—
Change in valuation allowance on deferred tax asset	32,400	—	—
Total	—	—	—
Effective tax rate	0.0%	21.0%	21.0%

Hman Group holdings Inc and subsidiaries
Schedule of components of provision for loss before income taxes

Income tax expense (benefit), deferred taxes and effective tax rates for the years ended December 29, 2018 and December 28, 2019 have been restated due to the correction of errors in the accounting for income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

Loss before income taxes are comprised of the following components for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
United States based operations	$(30,083)	$(101,197)	$(53,254)
Non-United States based operations	(3,855)	(7,559)	(14,317)
Loss before income taxes	$(33,938)	$(108,756)	$(67,571)

Schedule of components of income tax (benefit) provision

Below are the components of the Company’s income tax (benefit) provision for the periods indicated:

		Year Ended	Year Ended
	Year Ended	December 28,	December 29,
	December 26,	2019	2018
	2020	As Restated	As Restated
Current:
Federal & State	$629	$1,235	$263
Foreign	(49)	611	67
Total current	580	1,846	330
Deferred:
Federal & State	(7,625)	(23,333)	(11,679)
Foreign	(1,356)	(2,625)	(4,741)
Total deferred	(8,981)	(25,958)	(16,420)
Valuation allowance	(1,038)	835	7,200
Income tax expense/(benefit)	$(9,439)	$(23,277)	$(8,890)

Schedule of significant components of the our deferred income tax assets and liabilities

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 26, 2020 and December 28, 2019:

		December 28,
	December 26,	2019
	2020	As Restated
	Non-current	Non-current
Deferred Tax Asset:
Inventory	$11,423	$10,043
Bad debt reserve	1,497	868
Casualty loss reserve	279	498
Accrued bonus / deferred compensation	7,411	5,174
Deferred rent	54	80
Derivative security value	817	845
Deferred social security (CARES Act)	1,798	—
Interest limitation	21,011	30,335
Lease liabilities	21,241	22,134
Deferred revenue – shipping terms	315	315
Original issue discount amortization	3,078	3,372
Transaction costs	3,061	2,302
Federal / foreign net operating loss	36,217	38,478
State net operating loss	3,806	5,426
Tax credit carryforwards	2,150	2,636
All other	610	401
Gross deferred tax assets	114,768	122,907
Valuation allowance for deferred tax assets	(1,471)	(2,586)
Net deferred tax assets	$113,297	$120,321
Deferred Tax Liability:
Intangible asset amortization	$216,354	$227,007
Property and equipment	29,901	34,218
Lease assets	20,598	22,119
All other items	487	618
Deferred tax liabilities	$267,340	$283,962
Net deferred tax liability	$154,043	$163,641

Schedule of reconciliation of the federal statutory tax rate to our effective tax rate applicable to continuing operations

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

		Year Ended	Year Ended
	Year Ended	December 28,	December 29,
	December 26,	2019	2018
	2020	As Restated	As Restated
Statutory federal income tax rate	21.0%	21.0%	21.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	0.6%	0.4%	0.9%
State and local income taxes, net of U.S. federal income tax benefit	5.7%	3.0%	1.4%
Change in valuation allowance	1.6%	(1.2)%	(7.5)%
Adjustment for change in tax law	0.5%	—%	(0.9)%
Permanent differences:
Acquisition and related transaction costs	—%	—%	(2.7)%
Meals and entertainment expense	(0.4)%	(0.2)%	(0.3)%
Reconciliation of tax provision to return	0.6%	(0.5)%	—%
Reconciliation of other adjustments	(1.6)%	(1.0)%	1.2%
Effective income tax rate	27.8%	21.4%	13.2%

Summary of reconciliation of liability for unrecognized tax benefits

The following is a summary of the changes for the periods indicated below:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Unrecognized tax benefits – beginning balance	$1,101	$1,101	$1,101
Gross increases – tax positions in current period	—	—	—
Gross increases – tax positions in prior period	—	—	—
Gross decreases – tax positions in prior period	—	—	—
Unrecognized tax benefits – ending balance	$1,101	$1,101	$1,101
Amount of unrecognized tax benefit that, if recognized would affect the Company’s effective tax rate	$1,101	$1,101	$1,101